UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2023 USD ($) shares
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	$ 20,578,418
Interest adjustment to redemption value	(1,676,767)
Remeasurement for Class A ordinary shares subject to redemption amount	(16,999,995)
Net income (loss)	(127,955)
Balance at the end	$ 1,773,701
Common Stock
Increase (Decrease) in Stockholders' Equity
Redemption of Class A ordinary shares | shares	1,663,760
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	$ 18,389,006
Interest adjustment to redemption value	(1,676,767)
Remeasurement for Class A ordinary shares subject to redemption amount	(16,637,434)
Balance at the end	74,805
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	2,188,367
Remeasurement for Class A ordinary shares subject to redemption amount	(362,395)
Net income (loss)	(127,955)
Balance at the end	1,698,017
Class A ordinary share
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount	(166)
Class A ordinary share | Common Stock
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	$ 350
Balance at the beginning (in shares) | shares	3,500,000
Remeasurement for Class A ordinary shares subject to redemption amount	$ (166)
Redemption of Class A ordinary shares | shares	(1,663,760)
Balance at the end	$ 184
Balance at the end (in shares) | shares	1,836,240
Class A ordinary shares subject to possible redemption
Increase (Decrease) in Stockholders' Equity
Interest adjustment to redemption value	$ (1,676,767)
Remeasurement for Class A ordinary shares subject to redemption amount	(16,999,995)
Class A ordinary shares subject to possible redemption | Common Stock
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	$ 350
Balance at the beginning (in shares) | shares	3,500,000
Class B Common Stock | Common Stock
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	$ 695
Balance at the beginning (in shares) | shares	6,950,072
Balance at the end	$ 695
Balance at the end (in shares) | shares	6,950,072